Due to banks and correspondents - Summary of funding in local and foreign currency (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 7,906,303	S/ 8,389,672
Scotiabank [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-23 / Oct-25	Jan-22
Currency	PEN	USD
Borrowings	S/ 120,718	S/ 99,675
Banco de Credito del Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-23 / Oct-23	Jan-22
Currency	PEN	PEN
Borrowings	S/ 81,644	S/ 16,000
GNB [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-23	Jan-22
Currency	PEN	USD
Borrowings	S/ 71,500	S/ 63,194
Bank of China Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Nov-24
Currency	PEN
Borrowings	S/ 38,140
BBVA Continental [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings Maturity	Jan-23	Jan-22
Currency	USD	USD
Borrowings	S/ 45,768	S/ 47,844
Borrowings from loans received from peruvian entities [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings	S/ 357,770	S/ 226,713